Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2010
Registrant Name	dei_EntityRegistrantName	AMERICAN BEACON FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000809593
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 16, 2011
Document Effective Date	dei_DocumentEffectiveDate	Sep. 16, 2011
Prospectus Date	rr_ProspectusDate	Mar. 01, 2011
Supplement [Text Block]	abf809593_SupplementTextBlock
American Beacon FUNDSSM
American Beacon Balanced Fund
American Beacon Large Cap Value Fund
American Beacon Large Cap Growth Fund
American Beacon Mid-Cap Value Fund
American Beacon Small Cap Value Fund
American Beacon International Equity Fund
American Beacon Emerging Markets Fund
American Beacon High Yield Bond Fund

Supplement Dated September 16, 2011
To the Prospectus dated March 1, 2011

American Beacon High Yield Bond Fund | Class AMR
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	abf809593_SupplementTextBlock

The information below supplements the Prospectus dated March 1, 2011, and is in addition to any other supplements.

High Yield Bond Fund

On August 10, 2011, the American Beacon Funds’ Board of Trustees approved the appointment of PENN Capital Management Company, Inc. (“PENN”) as a sub-advisor to the American Beacon High Yield Bond Fund. PENN will begin managing assets of the Fund on September 16, 2011. The information below supplements the prospectus to reflect the addition of PENN as a sub-advisor.

In the “Fees and Expenses of the Fund” section, the Annual Fund Operating Expenses table is restated with the following table:

Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund's Financial Highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Example	rr_ExpenseExampleAbstract
Supplement Expense Example [Text Block]	abf809593_SupplementExpenseExampleTextBlock	In the “Fees and Expenses of the Fund” section, the Example table is replaced with the following table:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Share classes
Supplement Strategy [Text Block]	abf809593_SupplementStrategyTextBlock

In the “Principal Investment Strategies” section, the last sentence in the second paragraph is deleted and replaced with the following:

The Fund’s assets are currently allocated among the Manager and three investment sub-advisors.

American Beacon High Yield Bond Fund | Class AMR | AMR Class, American Beacon High Yield Bond Fund
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share classes	rr_OperatingExpensesColumnName	AMR
Management fees	rr_ManagementFeesOverAssets	0.41%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.15%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.57%	[1]
Example	rr_ExpenseExampleAbstract
Share classes	rr_ExpenseExampleByYearColumnName	AMR
1 year	rr_ExpenseExampleYear01	58
3 years	rr_ExpenseExampleYear03	183
5 years	rr_ExpenseExampleYear05	318
10 years	rr_ExpenseExampleYear10	714

[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund's Financial Highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.